BlackRock Equity Dividend Fund
(the “Fund”)

Supplement dated June 6, 2011
to the Prospectuses dated November 24, 2010 and May 16, 2011, as applicable, and the
Statement of Additional Information, dated November 24, 2010, as amended May 16, 2011

Effective June 1, 2011, the Fund’s Prospectus and Statement of Additional Information are amended as set forth below:

The third paragraph in the section entitled “Management of the Fund—BlackRock,” in the Fund’s current Prospectus is deleted and replaced with the following:

The Fund has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock receives for its services to the Fund a fee computed daily as a percentage of the Fund’s average daily net assets and payable monthly. For the fiscal year ended July 31, 2010, BlackRock received a management fee, net of any applicable waivers, at the annual rate of 0.59% of the Fund’s average daily net assets.

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are as follows:

Rate of Management Fee
Average Daily Net Assets

Not exceeding $8 billion	0.60%
In excess of $8 billion but not more than $10 billion	0.56%
In excess of $10 billion but not more than $12 billion	0.54%
In excess of $12 billion but not more than $17 billion	0.52%
In excess of $17 billion	0.51%

The first paragraph in the section entitled “Management and Advisory Arrangements,” in the Fund’s current Statement of Additional Information is deleted and replaced with the following:

The Fund has entered into an investment advisory agreement with the Manager (the “Management Agreement”), pursuant to which the Manager receives as compensation for its services to the Fund, a fee with respect to the Fund at the end of each month at the rates described below.

Rate of Management Fee
Average Daily Net Assets

Not exceeding $8 billion	0.60%
In excess of $8 billion but not more than $10 billion	0.56%
In excess of $10 billion but not more than $12 billion	0.54%
In excess of $12 billion but not more than $17 billion	0.52%
In excess of $17 billion	0.51%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.60% of the Fund’s average daily net assets.

Shareholders should retain this Supplement for future reference.

Code: PR&SAI-10559-0611SUP